Variable Interest Entities (Details) $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Assets
Cash and cash equivalents			$ 586		$ 715	$ 212	$ 342
Accounts receivable			658		608
Other current assets			23		55
Assets held for sale			8
Licenses			1,886		1,834
Property, plant and equipment, net			2,470		2,649
Other assets and deferred charges			405		172
Liabilities
Current liabilities			718		748
Variable Interest Entities, Other Disclosures
Federal Communications Commission deposit			143			60
Capital contributions, loans or advances			98		281	61
Investments in unconsolidated entities			413		363
Noncontrolling interests with redemption features			$ 1		1
King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment description			During 2015, U.S. Cellular recorded out-of-period adjustments attributable to the third quarter of 2013 through the second quarter of 2015 related to an agreement with King Street Wireless. U.S. Cellular determined that these adjustments were not material to the quarterly periods or the annual results for 2015. These out-of-period adjustments had the impact of reducing Net income by $3 million and Net income attributable to U.S. Cellular shareholders by $4 million in 2015
Net income | King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment					(3)
Net income attributable to U.S. Cellular shareholders | King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment					(4)
Consolidated Variable Interest Entities
Assets
Cash and cash equivalents			$ 2	[1]	1
Accounts receivable	[1]		44
Other current assets	[1]		6
Assets held for sale	[1]		2
Licenses	[2]		652	[1]	649
Property, plant and equipment, net			105	[1]	8
Other assets and deferred charges	[1]		16
Total assets			827	[1]	658
Liabilities
Current liabilities	[1]		21
Deferred liabilities and credits			13	[1]	1
Total liabilities			34	[1]	1
Unconsolidated Variable Interest Entities
Variable Interest Entities, Other Disclosures
Investments in unconsolidated entities			$ 6		$ 5
Advantage Spectrum L.P.
Variable Interest Entities, Other Disclosures
Federal Communications Commission deposit						$ 60
Licenses won		124
Total winning bid		$ 338
Designated entity auction discount		25.00%
Other auction charges		$ 2
King Street Wireless L.P.
Variable Interest Entities, Other Disclosures
Cash distributions paid		60
King Street Wireless, L.P. distribution paid to U.S. Cellular		54
King Street Wireless, L.P. distribution paid to King Street Wireless, Inc.		$ 6

[1]	The increase in amounts from December 31, 2015 are due primarily to the adoption of ASU 2015-02 as disclosed above. ASU 2015-02 was adopted on a modified retrospective basis and, accordingly, prior year amounts have not been revised to reflect the change in guidance.
[2]	As disclosed above, payments totaling $338 million were made by Advantage Spectrum to the FCC relating to Auction 97. These licenses were granted in July 2016. Although the licenses had not yet been granted as of December 31, 2015, the payments to the FCC were classified as Licenses at such date.